Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Voyage revenues (notes 6 and 12a)	$ 510,762	$ 432,676	$ 396,444
Voyage expenses	(28,237)	(8,202)	(1,656)
Vessel operating expenses (note 12a)	(117,658)	(101,539)	(87,890)
Time-charter hire expense (note 12a)	(7,670)	0	0
Depreciation and amortization	(124,378)	(105,545)	(95,542)
General and administrative expenses (notes 12a and 17)	(28,512)	(18,141)	(19,199)
Write-down of goodwill and write-down and loss on sales of vessels (notes 8 and 19)	(54,653)	(50,600)	(38,976)
Restructuring charges (note 18)	(1,845)	0	0
Income from vessel operations	147,809	148,649	153,181
Equity income (notes 7 and 14d)	53,546	9,789	62,307
Interest expense	(128,303)	(80,937)	(58,844)
Interest income	3,760	2,915	2,583
Realized and unrealized gain (loss) on non-designated derivative instruments (note 13)	3,278	(5,309)	(7,161)
Foreign currency exchange gain (loss) (notes 10 and 13)	1,371	(26,933)	5,335
Other (expense) income (note 14b)	(51,373)	1,561	1,537
Net income before income tax expense	30,088	49,735	158,938
Income tax expense (notes 11 and 14c)	(3,213)	(824)	(973)
Net income	26,875	48,911	157,965
Non-controlling interest in net income	(1,494)	14,946	17,514
Preferred unitholders' interest in net income	25,701	13,979	2,719
General Partner's interest in net income	53	400	2,755
Limited partners’ interest in net income	$ 2,615	$ 19,586	$ 134,977
Limited partners’ interest in net income per common unit (note 16):
Basic (USD per unit)	$ 0.03	$ 0.25	$ 1.70
Diluted (USD per unit)	$ 0.03	$ 0.25	$ 1.69
Weighted-average number of common units outstanding (note 16):
Basic (in units)	79,672,435	79,617,778	79,568,352
Diluted (in units)	79,842,328	79,791,041	79,671,858
Cash distributions declared per common unit (USD per unit)	$ 0.56	$ 0.56	$ 0.56